Basis of Preparation	12 Months Ended
Dec. 31, 2019
Basis of Preparation and New IFRS Pronouncements [Abstract]
Basis of Preparation
Basis of Preparation

These annual consolidated financial statements have been prepared by management in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were approved by the Board of Directors on February 26, 2020.

In 2019, we adopted IFRS 16, Leases (IFRS 16) and IFRIC 23, Uncertainty over Income Tax Treatments (IFRIC 23), which both became effective January 1, 2019. Note 33 discloses the effects of the adoption of these new IFRS pronouncements for all periods presented, including the nature and effect of changes in accounting policies. Certain information has been reclassified to conform with the financial statement presentation adopted for the current year.